Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (13.3%)

	Airlines (0.3%)
8,667	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	$8,603
44,222	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	42,820
25,813	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	26,049
50,050	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	44,163
	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
30,250	5.500%, 04/20/26	29,829
11,000	5.750%, 04/20/29	10,671
45,184	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	40,552
48,045	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	48,439
63,800	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	64,564

		315,690

	Communication Services (1.3%)
55,000	APi Group DE, Inc.* 4.750%, 10/15/29	49,017
47,000	Arrow Bidco, LLC* 9.500%, 03/15/24	47,128
	Audacy Capital Corp.*
57,000	6.750%, 03/31/29	1,245
27,000	6.500%, 05/01/27	649
30,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	24,646
70,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	54,717
200,000	CSC Holdings, LLC* 5.500%, 04/15/27	171,748
	Diamond Sports Group, LLC / Diamond Sports Finance Company*@
45,000	6.625%, 08/15/27&	1,330
27,000	5.375%, 08/15/26	861
56,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	50,601
33,000	Embarq Corp. 7.995%, 06/01/36	18,761
45,000	Frontier California, Inc. 6.750%, 05/15/27	41,578
	Frontier Communications Holdings, LLC*
28,000	5.000%, 05/01/28	23,754
11,000	8.750%, 05/15/30	10,612
65,000	Frontier Florida, LLC@ 6.860%, 02/01/28	61,004

PRINCIPAL AMOUNT		VALUE
65,000	Frontier North, Inc.@ 6.730%, 02/15/28	$58,763
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
40,000	3.500%, 03/01/29	34,477
13,000	5.250%, 12/01/27	12,506
	iHeartCommunications, Inc.
15,000	8.375%, 05/01/27	10,275
15,000	5.250%, 08/15/27*	11,836
	Intelsat Jackson Holdings, SA&
30,000	9.750%, 07/15/25*	—
25,000	5.500%, 08/01/23	—
37,759	Ligado Networks, LLC* 15.500%, 11/01/23 PIK rate	13,120
	Lumen Technologies, Inc.
35,000	7.600%, 09/15/39	12,866
20,000	4.000%, 02/15/27*	13,160
22,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	18,154
30,000	Paramount Global‡ 6.375%, 03/30/62 5 year CMT + 4.00%	24,783
14,000	Qwest Corp. 7.250%, 09/15/25	13,673
	Scripps Escrow II, Inc.*
23,000	3.875%, 01/15/29	19,137
11,000	5.375%, 01/15/31	8,383
40,000	Scripps Escrow, Inc.*^ 5.875%, 07/15/27	33,472
	Sirius XM Radio, Inc.*
65,000	5.500%, 07/01/29	59,475
43,000	4.000%, 07/15/28	37,460
20,000	3.125%, 09/01/26	18,041
11,000	3.875%, 09/01/31	8,623
41,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	28,431
110,000	Sprint, LLC 7.125%, 06/15/24	111,059
35,000	Stagwell Global, LLC* 5.625%, 08/15/29	29,825
49,000	TEGNA, Inc. 4.625%, 03/15/28	44,176
35,000	Telecom Italia Capital, SA 6.000%, 09/30/34	28,340
42,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	25,224
15,000	Time Warner Cable, LLC 7.300%, 07/01/38	15,312
75,000	United States Cellular Corp. 6.700%, 12/15/33	64,922
15,000	Univision Communications, Inc.* 8.000%, 08/15/28	15,128

		1,328,272

	Consumer Discretionary (2.5%)
53,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	53,855
55,000	Adient Global Holdings Company* 8.250%, 04/15/31	56,558
36,000	American Axle & Manufacturing, Inc. 6.875%, 07/01/28	34,296

See accompanying Notes to Schedule of Investments

1

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
39,000	6.625%, 01/15/28	$37,631
38,000	4.625%, 08/01/29	32,947
53,000	At Home Group, Inc.* 4.875%, 07/15/28	30,822
	Bath & Body Works, Inc.
57,000	6.694%, 01/15/27	57,276
55,000	6.875%, 11/01/35	51,080
	Caesars Entertainment Corp.*
28,000	4.625%, 10/15/29	24,674
21,000	8.125%, 07/01/27^	21,584
	Carnival Corp.*
22,000	4.000%, 08/01/28	19,581
21,000	10.500%, 02/01/26	22,143
21,000	7.625%, 03/01/26	20,745
50,000	Carriage Services, Inc.* 4.250%, 05/15/29	43,397
30,000	Carvana Company* 4.875%, 09/01/29	18,634
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
155,000	5.125%, 05/01/27	145,565
50,000	6.375%, 09/01/29	47,845
50,000	4.750%, 03/01/30	43,353
46,000	4.250%, 02/01/31	37,818
25,000	4.500%, 08/15/30	21,173
22,000	4.750%, 02/01/32	18,242
20,000	5.000%, 02/01/28	18,511
22,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	20,461
39,000	Cedar Fair, LP^ 5.250%, 07/15/29	35,057
23,000	Churchill Downs, Inc.* 6.750%, 05/01/31	22,510
	Dana, Inc.
40,000	4.250%, 09/01/30	34,361
32,000	4.500%, 02/15/32	26,884
	DISH DBS Corp.
50,000	5.250%, 12/01/26*	41,058
41,000	7.750%, 07/01/26	26,583
30,000	7.375%, 07/01/28	16,917
20,000	5.125%, 06/01/29	10,122
46,000	DISH Network Corp.* 11.750%, 11/15/27	46,328
47,000	Everi Holdings, Inc.* 5.000%, 07/15/29	41,728
90,000	Ford Motor Company^ 6.100%, 08/19/32	87,144
200,000	Ford Motor Credit Company, LLC 2.900%, 02/16/28	172,400
	Gap, Inc.*
16,000	3.875%, 10/01/31	11,456
2,000	3.625%, 10/01/29	1,492
	goeasy, Ltd.*
75,000	5.375%, 12/01/24	73,208
40,000	4.375%, 05/01/26	36,665
19,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	16,818
45,000	Guitar Center, Inc.*&^ 8.500%, 01/15/26	41,456
25,000	Kohl’s Corp. 5.550%, 07/17/45	16,294
45,000	LCM Investments Holdings II, LLC* 8.250%, 08/01/31	45,748

PRINCIPAL AMOUNT		VALUE
45,000	Liberty Interactive, LLC 8.250%, 02/01/30	$16,875
	Life Time, Inc.*
50,000	5.750%, 01/15/26	49,091
43,000	8.000%, 04/15/26	43,079
15,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	15,501
28,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	27,142
30,000	M/I Homes, Inc. 3.950%, 02/15/30	26,216
	Macy’s Retail Holdings, LLC
73,000	6.700%, 07/15/34*	60,794
25,000	4.300%, 02/15/43	15,736
55,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	48,973
29,000	Mohegan Tribal Gaming Authority* 8.000%, 02/01/26	26,592
	Newell Brands, Inc.^
10,000	6.375%, 09/15/27	9,838
6,000	6.625%, 09/15/29	6,014
	Nordstrom, Inc.
23,000	4.250%, 08/01/31	18,173
20,000	5.000%, 01/15/44	13,649
50,000	Penn Entertainment, Inc.*^ 4.125%, 07/01/29	41,359
60,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	45,922
126,000	Rite Aid Corp.* 8.000%, 11/15/26	63,135
23,000	Royal Caribbean Cruises, Ltd.* 7.250%, 01/15/30	23,337
63,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	52,560
85,000	Six Flags Entertainment Corp.* 7.250%, 05/15/31	81,405
50,000	Sonic Automotive, Inc.*^ 4.625%, 11/15/29	42,893
36,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	33,727
90,000	Station Casinos, LLC* 4.500%, 02/15/28	81,747
31,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	30,284
10,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	10,281
50,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	42,573
20,000	Windsor Holdings III, LLC* 8.500%, 06/15/30	20,127

		2,629,443

	Consumer Staples (0.6%)
52,000	1375209 B.C., Ltd.* 9.000%, 01/30/28	52,212
51,000	Central Garden & Pet Company* 4.125%, 04/30/31	42,753

See accompanying Notes to Schedule of Investments

2

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
53,000	Edgewell Personal Care Company* 4.125%, 04/01/29	$46,411
	Energizer Holdings, Inc.*
59,000	4.375%, 03/31/29	51,346
10,000	6.500%, 12/31/27^	9,775
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*
65,000	5.500%, 01/15/30	62,927
25,000	5.125%, 02/01/28	24,320
15,000	5.750%, 04/01/33	14,409
33,000	New Albertsons, LP 7.750%, 06/15/26	34,191
43,000	Performance Food Group, Inc.* 4.250%, 08/01/29	38,199
	Pilgrim’s Pride Corp.
45,000	5.875%, 09/30/27*	44,486
35,000	4.250%, 04/15/31	30,250
21,000	Post Holdings, Inc.* 5.750%, 03/01/27	20,601
42,000	Prestige Brands, Inc.* 3.750%, 04/01/31	35,410
25,000	United Natural Foods, Inc.* 6.750%, 10/15/28	20,865
70,000	Vector Group, Ltd.* 5.750%, 02/01/29	61,060

		589,215

	Energy (1.6%)
44,000	Antero Resources Corp.* 5.375%, 03/01/30	41,048
45,000	Apache Corp. 5.100%, 09/01/40	38,261
	Buckeye Partners, LP
40,000	3.950%, 12/01/26	36,882
25,000	5.850%, 11/15/43	19,360
60,000	Callon Petroleum Company*^ 7.500%, 06/15/30	58,339
23,000	Cheniere Energy, Inc. 4.625%, 10/15/28	21,671
32,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	31,886
10,000	Civitas Resources, Inc.* 8.750%, 07/01/31	10,356
	Continental Resources, Inc.*
35,000	2.875%, 04/01/32	27,239
25,000	5.750%, 01/15/31	24,228
32,000	DT Midstream, Inc.* 4.125%, 06/15/29	28,409
	Earthstone Energy Holdings, LLC*
39,000	8.000%, 04/15/27	38,839
15,000	9.875%, 07/15/31	15,520
25,000	Enbridge, Inc.‡ 7.375%, 01/15/83 5 year CMT + 3.71%	24,799
	Energy Transfer, LP‡
65,000	8.317%, 11/01/66 3 mo. USD Term SOFR + 3.28%	52,151
32,000	6.500%, 11/15/26 5 year CMT + 5.69%	29,208
	EnLink Midstream Partners, LP
60,000	9.618%, 08/31/23‡ 3 mo. USD LIBOR + 4.11%	51,923
50,000	4.850%, 07/15/26	48,633

PRINCIPAL AMOUNT		VALUE
31,000	Enlink Midstream, LLC* 6.500%, 09/01/30	$31,270
50,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	50,873
	Genesis Energy, LP / Genesis Energy Finance Corp.
43,000	6.250%, 05/15/26^	41,294
11,000	8.875%, 04/15/30	10,987
	Gulfport Energy Corp.
45,000	6.375%, 05/15/25&	—
40,000	8.000%, 05/17/26*	40,545
13,752	8.000%, 05/17/26	13,939
60,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	55,496
32,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	31,041
44,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	43,150
	Moss Creek Resources Holdings, Inc.*
25,000	10.500%, 05/15/27	24,444
25,000	7.500%, 01/15/26	23,428
35,000	Nabors Industries, Inc.* 7.375%, 05/15/27	34,273
35,000	Nabors Industries, Ltd.* 7.500%, 01/15/28	32,259
	New Fortress Energy, Inc.*
40,000	6.750%, 09/15/25	38,117
22,000	6.500%, 09/30/26	20,210
45,000	Parkland Corp.* 5.875%, 07/15/27	43,799
43,000	Patterson-UTI Energy, Inc. 5.150%, 11/15/29	39,901
50,000	Plains All American Pipeline, LP‡ 9.431%, 08/31/23 3 mo. USD LIBOR + 4.11%	45,425
40,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	36,796
	Southwestern Energy Company
21,000	4.750%, 02/01/32	18,727
20,000	5.375%, 02/01/29	18,920
11,000	Sunoco, LP / Sunoco Finance Corp. 4.500%, 04/30/30	9,794
55,000	Transocean, Inc.* 8.750%, 02/15/30	57,117
	Venture Global Calcasieu Pass, LLC*
30,000	6.250%, 01/15/30	29,363
10,000	4.125%, 08/15/31	8,497
10,000	3.875%, 08/15/29	8,678
	Venture Global LNG, Inc.*
55,000	8.375%, 06/01/31	55,859
35,000	8.125%, 06/01/28	35,592
	Vital Energy, Inc.
25,000	7.750%, 07/31/29*	21,477
23,000	9.500%, 01/15/25^	22,983
45,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	41,864
40,000	Weatherford International, Ltd.* 8.625%, 04/30/30	41,026

		1,625,896

See accompanying Notes to Schedule of Investments

3

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Financials (2.1%)
56,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	$54,229
67,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	66,873
73,000	AG Issuer, LLC* 6.250%, 03/01/28	70,627
75,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	71,431
	Ally Financial, Inc.
49,000	4.700%, 05/15/26‡ 5 year CMT + 3.87%	37,387
20,000	8.000%, 11/01/31	21,241
20,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	14,119
86,000	AmWINS Group, Inc.* 4.875%, 06/30/29	78,920
48,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	43,296
20,000	Avolon Holdings Funding, Ltd.* 5.500%, 01/15/26	19,445
88,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	78,652
	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
40,000	4.500%, 04/01/27	34,633
26,000	5.750%, 05/15/26	24,419
38,000	Castlelake Aviation Finance DAC*^ 5.000%, 04/15/27	35,102
	Credit Acceptance Corp.
65,000	6.625%, 03/15/26^	63,781
52,000	5.125%, 12/31/24*	50,996
58,000	Enact Holdings, Inc.* 6.500%, 08/15/25	57,447
64,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	51,150
84,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	82,919
	HUB International, Ltd.*
66,000	5.625%, 12/01/29	59,081
47,000	7.000%, 05/01/26	46,953
31,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	25,174
100,000	ILFC E-Capital Trust II*‡ 7.314%, 12/21/65 3 mo. USD LIBOR + 1.80%	72,500
	Iron Mountain, Inc.*
90,000	5.250%, 03/15/28	84,697
12,000	7.000%, 02/15/29	12,057
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
88,000	5.250%, 10/01/25	84,383
22,000	4.750%, 06/15/29	18,560
63,000	LD Holdings Group, LLC* 6.125%, 04/01/28	41,424

PRINCIPAL AMOUNT		VALUE
	Level 3 Financing, Inc.*
57,000	3.400%, 03/01/27	$50,365
45,000	4.250%, 07/01/28	31,919
20,000	4.625%, 09/15/27	15,228
30,000	LPL Holdings, Inc.* 4.000%, 03/15/29	26,917
100,000	MetLife, Inc. 6.400%, 12/15/66	100,705
60,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	54,464
	Navient Corp.
50,000	5.000%, 03/15/27	45,311
20,000	4.875%, 03/15/28	17,494
50,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	39,246
	OneMain Finance Corp.
30,000	9.000%, 01/15/29	30,510
30,000	3.875%, 09/15/28	24,743
22,000	7.125%, 03/15/26	21,806
23,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	21,334
73,000	PHH Mortgage Corp.* 7.875%, 03/15/26	66,188
10,000	PNC Financial Services Group, Inc.‡ 6.000%, 05/15/27 5 year CMT + 3.00%	9,280
50,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	44,601
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
20,000	3.875%, 03/01/31	16,498
20,000	3.625%, 03/01/29	17,051
10,000	2.875%, 10/15/26	8,929
43,000	StoneX Group, Inc.* 8.625%, 06/15/25	43,597
	United Wholesale Mortgage, LLC*
52,000	5.500%, 04/15/29	45,771
20,000	5.750%, 06/15/27	18,728
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
25,000	6.500%, 02/15/29	17,432
22,000	10.500%, 02/15/28	21,885
47,000	XHR, LP* 6.375%, 08/15/25	46,389

		2,237,887

	Health Care (1.3%)
	Bausch Health Companies, Inc.*
95,000	11.000%, 09/30/28	70,462
16,000	14.000%, 10/15/30	10,213
16,000	6.125%, 02/01/27	10,568
	CHS/Community Health Systems, Inc.*
88,000	6.125%, 04/01/30	55,614
60,000	8.000%, 03/15/26	59,011
25,000	6.875%, 04/15/29	16,656
5,000	5.250%, 05/15/30	4,004
	DaVita, Inc.*
89,000	4.625%, 06/01/30	76,063

See accompanying Notes to Schedule of Investments

4

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
52,000	3.750%, 02/15/31	$41,616
	Embecta Corp.*
33,000	5.000%, 02/15/30	27,258
11,000	6.750%, 02/15/30	9,712
	Encompass Health Corp.
20,000	4.750%, 02/01/30	18,229
20,000	4.500%, 02/01/28	18,606
52,000	HCA, Inc. 7.500%, 11/06/33	57,419
200,000	Jazz Securities DAC* 4.375%, 01/15/29	178,160
18,722	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 10.000%, 06/15/29	3,113
	Medline Borrower, LP*
55,000	3.875%, 04/01/29	48,238
53,000	5.250%, 10/01/29	47,104
200,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV* 5.125%, 04/30/31	169,758
62,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	32,143
	Tenet Healthcare Corp.
120,000	6.250%, 02/01/27	117,863
70,000	6.875%, 11/15/31	70,167
190,000	Teva Pharmaceutical Finance Netherlands III, BV 3.150%, 10/01/26	172,024

		1,314,001

	Industrials (2.1%)
50,000	ACCO Brands Corp.* 4.250%, 03/15/29	42,985
50,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	36,318
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
75,000	4.625%, 01/15/27	71,205
48,000	3.500%, 03/15/29	41,806
30,000	5.875%, 02/15/28	29,372
50,000	Allegiant Travel Company* 7.250%, 08/15/27	49,512
10,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	9,554
25,000	Arcosa, Inc.* 4.375%, 04/15/29	22,665
200,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	162,896
34,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	30,087
44,000	BWX Technologies, Inc.* 4.125%, 04/15/29	39,965
	Cascades, Inc. / Cascades USA, Inc.*
26,000	5.375%, 01/15/28	24,594
20,000	5.125%, 01/15/26	19,296
12,000	Delta Air Lines, Inc. 7.375%, 01/15/26	12,469
11,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.750%, 10/20/28	10,659
58,000	Deluxe Corp.* 8.000%, 06/01/29	48,746

PRINCIPAL AMOUNT		VALUE
33,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	$31,869
11,000	Emerald Debt Merger Sub, LLC* 6.625%, 12/15/30	10,953
25,000	EnerSys* 4.375%, 12/15/27	23,229
25,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	22,012
	Graphic Packaging International, LLC*
30,000	4.750%, 07/15/27	28,930
20,000	3.500%, 03/01/29	17,506
51,000	Great Lakes Dredge & Dock Corp.*^ 5.250%, 06/01/29	43,436
101,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	88,776
69,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	65,209
65,000	Herc Holdings, Inc.* 5.500%, 07/15/27	62,510
50,000	IEA Energy Services, LLC* 6.625%, 08/15/29	48,938
62,000	JELD-WEN, Inc.*^ 4.625%, 12/15/25	61,051
70,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	61,713
45,000	Knife River Holding Company* 7.750%, 05/01/31	46,092
21,000	MasTec, Inc.* 4.500%, 08/15/28	19,538
33,000	Moog, Inc.* 4.250%, 12/15/27	30,612
55,000	Newfold Digital Holdings Group, Inc.* 6.000%, 02/15/29	40,636
52,000	Novelis Corp.* 4.750%, 01/30/30	46,802
15,000	OI European Group, BV* 4.750%, 02/15/30	13,614
50,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC* 4.000%, 10/15/27	45,094
67,000	Patrick Industries, Inc.* 4.750%, 05/01/29	58,310
20,000	QVC, Inc. 5.450%, 08/15/34	10,138
	Sealed Air Corp.*
35,000	6.125%, 02/01/28	34,966
11,000	5.000%, 04/15/29	10,282
40,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	33,848
	Sinclair Television Group, Inc.*
33,000	4.125%, 12/01/30	21,521
20,000	5.500%, 03/01/30	10,553
50,000	Standard Industries, Inc.* 5.000%, 02/15/27	47,953
35,000	Stericycle, Inc.* 3.875%, 01/15/29	30,956
35,000	STL Holding Company, LLC* 7.500%, 02/15/26	32,623
	TransDigm, Inc.
97,000	6.250%, 03/15/26*	96,656

See accompanying Notes to Schedule of Investments

5

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
60,000	7.500%, 03/15/27	$59,990
35,000	6.750%, 08/15/28*	35,216
34,000	Tronox, Inc.* 4.625%, 03/15/29	28,215
18,995	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	17,121
44,000	Vertiv Group Corp.* 4.125%, 11/15/28	39,545
46,000	Wabash National Corp.* 4.500%, 10/15/28	38,832
35,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	33,164
13,000	WESCO Distribution, Inc.* 7.250%, 06/15/28	13,289
	Williams Scotsman International, Inc.*
43,000	6.125%, 06/15/25	42,870
11,000	4.625%, 08/15/28	10,163

		2,166,860

	Information Technology (0.7%)
21,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	19,002
80,000	Clarivate Science Holdings Corp.* 3.875%, 07/01/28	71,477
39,000	Clear Channel Worldwide Holdings, Inc.* 5.125%, 08/15/27	35,874
23,000	Coherent Corp.*^ 5.000%, 12/15/29	20,730
60,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	54,514
40,000	CommScope, Inc.* 4.750%, 09/01/29	30,825
29,000	Dell International, LLC / EMC Corp. 6.020%, 06/15/26	29,409
22,000	Dun & Bradstreet Corp.*^ 5.000%, 12/15/29	19,517
26,000	Fair Isaac Corp.* 4.000%, 06/15/28	23,898
50,000	KBR, Inc.* 4.750%, 09/30/28	45,817
	MPH Acquisition Holdings, LLC*
50,000	5.750%, 11/01/28^	38,333
20,000	5.500%, 09/01/28	17,459
22,000	NCR Corp.* 5.125%, 04/15/29	19,711
34,000	ON Semiconductor Corp.* 3.875%, 09/01/28	30,836
	Open Text Corp.*
39,000	3.875%, 02/15/28	34,776
20,000	6.900%, 12/01/27	20,465
16,000	3.875%, 12/01/29	13,546
16,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	13,300
22,000	Playtika Holding Corp.* 4.250%, 03/15/29	19,437
60,000	TTM Technologies, Inc.* 4.000%, 03/01/29	51,200
	Twilio, Inc.
30,000	3.625%, 03/15/29	25,815
11,000	3.875%, 03/15/31^	9,321
55,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	47,428

PRINCIPAL AMOUNT		VALUE
50,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*^ 3.875%, 02/01/29	$43,049

		735,739

	Materials (0.5%)
25,000	ArcelorMittal, SA^ 7.000%, 10/15/39	25,938
27,000	ATI, Inc. 5.875%, 12/01/27	26,381
12,000	Carpenter Technology Corp. 7.625%, 03/15/30	12,263
35,000	Chemours Company*^ 4.625%, 11/15/29	29,665
65,000	Clearwater Paper Corp.* 4.750%, 08/15/28	57,622
34,000	Cleveland-Cliffs, Inc.* 6.750%, 04/15/30	33,161
	Commercial Metals Company
22,000	4.125%, 01/15/30	19,802
11,000	4.375%, 03/15/32	9,615
34,000	HB Fuller Company 4.250%, 10/15/28	30,540
40,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	39,649
	Kaiser Aluminum Corp.*
50,000	4.625%, 03/01/28	44,963
5,000	4.500%, 06/01/31	4,104
10,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	8,407
58,000	Mercer International, Inc. 5.125%, 02/01/29	47,615
	Owens-Brockway Glass Container, Inc.*
35,000	7.250%, 05/15/31	35,617
35,000	6.625%, 05/13/27	34,912
56,000	Silgan Holdings, Inc. 4.125%, 02/01/28	51,326
21,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	12,361

		523,941

	Other (0.0%)
	Gen Digital, Inc.*
25,000	7.125%, 09/30/30^	25,219
25,000	6.750%, 09/30/27	25,110

		50,329

	Real Estate (0.1%)
34,000	EPR Properties 3.750%, 08/15/29	27,996
	Forestar Group, Inc.*
38,000	5.000%, 03/01/28	35,400
21,000	3.850%, 05/15/26	19,571
50,000	MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	42,556
20,000	Service Properties Trust 5.250%, 02/15/26	18,279

		143,802

See accompanying Notes to Schedule of Investments

6

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Special Purpose Acquisition Companies (0.1%)

		Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
45,000		6.750%, 01/15/30	$38,705
23,000		4.625%, 01/15/29	20,181
25,000		W.R. Grace Holding, LLC* 7.375%, 03/01/31	25,042

			83,928

		Utilities (0.1%)

16,000		PPL Capital Funding, Inc.‡ 8.203%, 03/30/67 3 mo. USD LIBOR + 2.67%	14,502
65,000		TerraForm Power Operating, LLC* 5.000%, 01/31/28	60,499
		Vistra Corp.*‡
20,000		7.000%, 12/15/26 5 year CMT + 5.74%	18,032
10,000		8.000%, 10/15/26 5 year CMT + 6.93%	9,533

			102,566

		TOTAL CORPORATE BONDS (Cost $14,116,497)	13,847,569

CONVERTIBLE BONDS (30.6%)

		Communication Services (2.5%)

34,000		Cable One, Inc.µ 0.000%, 03/15/26	27,998
900,000		Liberty Media Corp.* 2.250%, 08/15/27	950,220
1,484,000		Sea, Ltd. 2.375%, 12/01/25	1,593,771

			2,571,989

		Consumer Discretionary (7.4%)

145,000		Burlington Stores, Inc. 2.250%, 04/15/25	157,131
		DISH Network Corp.
101,000		2.375%, 03/15/24µ	93,113
20,000		0.000%, 12/15/25	12,214
515,000		DraftKings Holdings, Inc. 0.000%, 03/15/28	397,945
800,000	AUD	Flight Centre Travel Group, Ltd. 2.500%, 11/17/27	678,562
3,160,000		Ford Motor Company 0.000%, 03/15/26	3,235,176
730,000		IMAX Corp. 0.500%, 04/01/26	685,331
685,000		Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	649,209
500,000	GBP	WH Smith, PLC 1.625%, 05/07/26	564,642
1,134,000		Wynn Macau, Ltd.* 4.500%, 03/07/29	1,256,075

			7,729,398

		Consumer Staples (1.4%)

700,000	EUR	Fomento Economico Mexicano SAB de CV 2.625%, 02/24/26	769,373

PRINCIPAL AMOUNT			VALUE
915,000	CAD	Premium Brands Holdings Corp. 4.200%, 09/30/27	$655,290

			1,424,663

		Energy (0.3%)

400,000		Nabors Industries, Inc.* 1.750%, 06/15/29	349,312

		Financials (2.6%)

12,000,000	HKD	Citigroup Global Markets Funding Luxembourg SCAµ 0.000%, 07/25/24	1,452,205
170,000,000	JPY	SBI Holdings, Inc. 0.000%, 09/13/23	1,197,116

			2,649,321

		Health Care (1.4%)

437,000		BioMarin Pharmaceutical, Inc. 0.599%, 08/01/24	427,159
562,000		Dexcom, Inc. 0.250%, 11/15/25	591,747
355,000		TransMedics Group, Inc.* 1.500%, 06/01/28	433,018

			1,451,924

		Industrials (3.1%)

465,000		Axon Enterprise, Inc.* 0.500%, 12/15/27	480,419
534,000		Parsons Corp. 0.250%, 08/15/25	625,287
700,000	EUR	Prysmian S.p.A 0.000%, 02/02/26	798,866
600,000	EUR	Rheinmetall AG 1.875%, 02/07/28	696,835
500,000	EUR	SPIE, SA 2.000%, 01/17/28	563,934

			3,165,341

		Information Technology (7.1%)

400,000	EUR	Amadeus IT Group, SA 1.500%, 04/09/25	549,368
835,000		Block, Inc. 0.125%, 03/01/25	828,437
580,000		CyberArk Software, Ltd. 0.000%, 11/15/24	681,401
671,000		Datadog, Inc. 0.125%, 06/15/25	924,403
7,000,000	HKD	Kingsoft Corp, Ltd. 0.625%, 04/29/25	1,019,855
775,000		ON Semiconductor Corp.* 0.500%, 03/01/29	949,507
100,000,000	JPY	Rohm Company, Ltd. 0.000%, 12/05/24	781,007
1,000,000		SK Hynix, Inc. 1.750%, 04/11/30	1,314,800
453,000		Unity Software, Inc.µ 0.000%, 11/15/26	363,533

			7,412,311

		Materials (3.0%)

1,600,000		Glencore Funding, LLC 0.000%, 03/27/25	1,720,432
270,000		Ivanhoe Mines, Ltd.* 2.500%, 04/15/26	411,810

See accompanying Notes to Schedule of Investments

7

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
600,000		LG Chem, Ltd. 1.250%, 07/18/28	$633,738
476,000		Lithium Americas Corp.µ 1.750%, 01/15/27	367,424

			3,133,404

		Other (0.6%)
930,000	EUR	Edenred 0.000%, 09/06/24	648,983
20,000		Multiplan Corp.* 6.000%, 10/15/27	13,645

			662,628

		Real Estate (0.9%)
800,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	945,755

		Utilities (0.3%)
350,000		CMS Energy Corp.* 3.375%, 05/01/28	349,010

		TOTAL CONVERTIBLE BONDS (Cost $34,478,541)	31,845,056

BANK LOANS (9.1%) ¡

		Airlines (0.0%)
36,000		Mileage Plus Holdings, LLC‡ 10.764%, 06/21/27 3 mo. LIBOR + 5.25%	37,598

		Communication Services (1.5%)
250,000		APi Group DE, Inc.! 0.000%, 01/03/29	250,849
360,000		Charter Communications Operating LLC! 0.000%, 02/01/27	357,932
43,000		Entercom Media Corp.‡ 8.131%, 11/18/24 3 mo. SOFR + 2.50%	23,681
250,000		Go Daddy Operating Company, LLC! 0.000%, 11/09/29	250,661
250,000		Match Group, Inc.! 0.000%, 02/13/27	249,375
250,000		Nexstar Broadcasting, Inc.! 0.000%, 09/18/26	250,292
250,000		Virgin Media Bristol, LLC! 0.000%, 01/31/28	243,860

			1,626,650

		Consumer Discretionary (1.5%)
250,000		Adient US LLC! 0.000%, 04/10/28	250,651
250,000		Aramark Services, Inc.! 0.000%, 06/22/30	250,000
300,000		KFC Holding Company‡ 7.094%, 03/15/28 1 mo. SOFR + 1.75%	299,625
250,000		Murphy USA, Inc.! 0.000%, 01/31/28	251,250
250,000		PENN Entertainment, Inc.! 0.000%, 05/03/29	250,000

PRINCIPAL AMOUNT		VALUE
250,000	Station Casinos, LLC! 0.000%, 02/08/27	$249,471

		1,550,997

	Financials (0.8%)
300,000	Avolon TLB Borrower 1 (US), LLC! 0.000%, 06/22/28	300,436
250,000	Castlelake Aviation Ltd.! 0.000%, 10/22/26	250,250
250,000	Jazz Financing Lux Sarl! 0.000%, 05/05/28	250,018

		800,704

	Health Care (1.9%)
215,530	Avantor Funding, Inc.‡ 7.669%, 11/08/27 1 mo. SOFR + 2.25%	215,855
300,000	DaVita, Inc.! 0.000%, 08/12/26	296,976
250,000	Elanco Animal Health, Inc.! 0.000%, 08/01/27	246,623
250,000	Horizon Therapeutics USA, Inc.! 0.000%, 03/15/28	249,947
200,100	ICON Luxembourg Sarl! 0.000%, 07/03/28	200,520
250,000	IQVIA, Inc.! 0.000%, 06/11/25	250,412
250,000	Organon & Company‡ 8.257%, 06/02/28 1 mo. SOFR + 3.00%	249,641
250,000	Perrigo Investments, LLC! 0.000%, 04/20/29	249,063
49,800	PRA Health Sciences, Inc.! 0.000%, 07/03/28	49,905

		2,008,942

	Industrials (2.2%)
250,000	Beacon Roofing Supply, Inc.! 0.000%, 05/19/28	250,274
300,000	Berry Global, Inc.! 0.000%, 07/01/26	300,129
140,000	ChampionX Corp.‡ 8.495%, 06/07/29 1 mo. SOFR + 3.25%	140,613
110,000	ChampionX Corp.! 0.000%, 06/07/29	110,481
250,000	Emrld Borrower, LP! 0.000%, 05/31/30	250,470
250,000	H.B. Fuller Company! 0.000%, 02/15/30	251,069
250,000	Jeld-Wen, Inc.! 0.000%, 07/28/28	249,356
250,000	Scientific Games International, Inc.! 0.000%, 04/14/29	249,980
250,000	TransDigm, Inc.! 0.000%, 08/24/28	250,527
200,000	United Airlines, Inc.! 0.000%, 04/21/28	200,625

		2,253,524

See accompanying Notes to Schedule of Investments

8

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Information Technology (0.7%)
45,980		Banff Merger Sub, Inc.‡ 9.183%, 10/02/25 1 mo. SOFR + 3.75%	$45,923
250,000		II-VI, Inc.‡ 8.183%, 07/02/29 1 mo. SOFR + 2.75%	250,250
150,300		Open Text Corp.! 0.000%, 01/31/30	150,723
150,300		SS&C Technologies, Inc.! 0.000%, 03/22/29	150,369
99,600		SS&C Technologies, Inc.! 0.000%, 03/22/29	99,646

			696,911

		Materials (0.5%)
300,000		Axalta Coating Systems U.S. Holdings, Inc.! 0.000%, 12/20/29	301,171
215,000		Chemours Company! 0.000%, 04/03/25	214,911

			516,082

		TOTAL BANK LOANS (Cost $9,531,048)	9,491,408

NUMBER OF SHARES			VALUE

WARRANTS (0.0%) #

		Energy (0.0%)
2,607		Mcdermott International, Ltd.& 06/30/27, Strike $0.00	—
2,347		Mcdermott International, Ltd. 06/30/27, Strike $0.00	—

		TOTAL WARRANTS (Cost $1,002)	—

COMMON STOCKS (82.1%)

		Communication Services (5.5%)
15,735		Alphabet, Inc. - Class A#	2,088,349
925		Altice USA, Inc. - Class Aµ#	3,136
1,050		Baidu, Inc. (ADR)#	163,790
24,150	HKD	Baidu, Inc. - Class Aµ#	472,152
310		Cumulus Media, Inc. - Class Aµ#	1,965
16,800	EUR	Deutsche Telekom, AG	366,261
27,000	HKD	Tencent Holdings, Ltd.µ	1,240,950
15,060		Tencent Holdings, Ltd. (ADR)	691,856
7,610		Walt Disney Companyµ#~	676,453

			5,704,912

		Consumer Discretionary (11.7%)
37,500	HKD	Alibaba Group Holding, Ltd.µ#	479,227
1,745		Alibaba Group Holding, Ltd. (ADR)^#	178,269
7,260	PLN	Allegro.eu, SA*#	64,008
45,850	MXN	Alsea, SAB de CV#	159,578
25,200		Amazon.com, Inc.^µ#	3,368,736
44,000	AED	Americana Restaurants International, PLC	46,002
9,604		Aptiv, PLCµ#	1,051,542

NUMBER OF SHARES			VALUE
1,765		Arcos Dorados Holdings, Inc. - Class A	$19,945
975	BRL	Arezzo Industria e Comercio, SA	16,990
153,100	PHP	Bloomberry Resorts Corp.#	33,060
3,400	CNY	BYD Company, Ltd. - Class A	129,795
5,700	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	100,756
175		Chipotle Mexican Grill, Inc. - Class Aµ#	343,399
552	EUR	CIE Automotive, SAµ	17,300
4,400		Coupang, Inc. - Class A#	79,860
19,565	BRL	Cyrela Brazil Realty, SA Empreendimentos e Participacoes	98,554
2,790	INR	Dixon Technologies India, Ltd.	139,969
22,150		DraftKings, Inc. - Class A#	703,927
45,700	HKD	JD.com, Inc. - Class Aµ	946,153
48,000	HKD	Jiumaojiu International Holdings, Ltd.*^	94,730
73,300	INR	Kalyan Jewellers India, Ltd.	156,089
3,025	KRW	Kia Corp.	196,320
33,500	HKD	Li Ning Company, Ltd.µ	204,230
1,280	EUR	LVMH Moet Hennessy Louis Vuitton, SEµ	1,188,822
10,350	INR	Mahindra & Mahindra, Ltd.	185,678
4,780	HKD	Meituan - Class B*µ#	91,251
340		MercadoLibre, Inc.µ#	420,937
1,000	JPY	Nextage Company, Ltd.^	26,266
11,020		NIO, Inc.#	168,606
12,650		On Holding, AG - Class A^#	455,400
11,200	HKD	Prada, S.p.A.	79,720
2,235	EUR	Prosus, NVµ#	176,805
6,900	HKD	Samsonite International, SA*µ#	20,563
64,000	HKD	Sands China, Ltd.µ#	246,561
17,250	INR	Tata Motors, Ltd.	135,351
1,385	INR	TVS Motor Company, Ltd.	23,220
4,850	AUD	Webjet, Ltd.^#	25,744
36,600	HKD	Wynn Macau, Ltd.µ#	38,276
3,250	HKD	Yum China Holdings, Inc.µ	200,136
23,000	HKD	Zhongsheng Group Holdings, Ltd.µ	80,809

			12,192,584

		Consumer Staples (4.6%)
20,850	GBP	British American Tobacco, PLC	701,146
9,400		Coca-Cola Company	582,142
1,070		Costco Wholesale Corp.µ	599,917
1,155	PLN	Dino Polska, SA*#	128,621
17,130	MXN	Fomento Economico Mexicano, SAB de CV	194,082
36,700	INR	ITC, Ltd.	207,756
700	JPY	Kobe Bussan Company, Ltd.	18,645
700	CNY	Kweichow Moutai Company, Ltd. - Class A	184,769
5,550		Molson Coors Brewing Company - Class Bµ	387,224
5,900	CHF	Nestle, SAµ	722,863
6,940	CNY	Proya Cosmetics Company, Ltd. - Class A	109,736
24,592	BRL	Raia Drogasil, SA	150,659
1,000	JPY	Rohto Pharmaceutical Company, Ltd.	21,315
18,000	JPY	Seven & i Holdings Company, Ltd.µ	746,731
26,000	HKD	Smoore International Holdings, Ltd.*^	29,272

See accompanying Notes to Schedule of Investments

9

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE
77,050	IDR	Sumber Alfaria Trijaya, Tbk PT	$13,796

			4,798,674

		Energy (5.1%)
1,910	CAD	ARC Resources, Ltd.^	28,853
73,850	GBP	BP, PLC	458,198
21,400	CAD	Canadian Natural Resources, Ltd.	1,301,381
479		Chaparral Energy, Inc. - Class A&#	20,357
131		Chesapeake Energy Corp.^	11,048
8,810		Chevron Corp.µ	1,441,845
3,045		Energy Transfer, LP	40,468
1,815		Enterprise Products Partners, LP	48,116
341		EP Energy Corp.&#	2,387
11,400		Helmerich & Payne, Inc.µ	510,378
585		Magellan Midstream Partners, LP	38,768
37,400	THB	PTT Exploration & Production, PCL	174,752
7,700	INR	Reliance Industries, Ltd.	238,726
31,700	EUR	Shell, PLC	975,120
1,940		TechnipFMC, PLCµ#	35,580

			5,325,977

		Financials (12.5%)
116,000	HKD	AIA Group, Ltd.	1,160,549
3,000		Aon, PLC - Class Aµ	955,500
49,400	BRL	B3, SA - Brasil Bolsa Balcao	155,656
19,180	BRL	Banco BTG Pactual, SA	137,946
317,750	IDR	Bank Central Asia, Tbk PT	192,440
1,920,740	IDR	Bank Mandiri Persero, Tbk PT	730,160
53,325		Bank of America Corp.µ~	1,706,400
2,848	EUR	Bank of Ireland Group, PLC	30,049
90,122	PHP	Bank of the Philippine Islands	187,918
3,100		Chubb, Ltd.µ	633,671
3,200	JPY	Concordia Financial Group, Ltd.	14,609
29,304	AED	First Abu Dhabi Bank, PJSC	116,789
16,950	MXN	Grupo Financiero Banorte, SAB de CV - Class O	160,724
5,095	KRW	Hana Financial Group, Inc.	157,005
85,273	INR	HDFC Bank, Ltd.	1,710,704
11,210		ICICI Bank, Ltd. (ADR)	275,430
35,025		Itau Unibanco Holding, SA (ADR)	210,500
7,700	INR	Jio Financial Services, Ltd.	24,486
3,425		JPMorgan Chase & Company	541,013
42,800	THB	Kasikornbank PCL	158,332
1,170,000	GBP	Lloyds Banking Group, PLCµ	675,964
11,725		Morgan Stanleyµ	1,073,541
20,860	EUR	National Bank of Greece, SA#	143,657
48,500	HKD	Ping An Insurance Group Company of China, Ltd. - Class Hµ	353,407
9,190	AUD	Steadfast Group, Ltd.	36,055
3,910		Visa, Inc. - Class Aµ	929,524
10,945		Wells Fargo & Companyµ	505,221

			12,977,250

		Health Care (8.2%)
2,100	INR	Apollo Hospitals Enterprise, Ltd.	132,493
6,125	GBP	AstraZeneca, PLC	880,017
3,900		Danaher Corp.µ	994,734
1,470	KRW	Dentium Company, Ltd.	165,781
3,900		Eli Lilly & Companyµ	1,772,745
1,955	GBP	Ergomed, PLC#	27,156
3,315	EUR	Gerresheimer, AGµ	392,641
1,310		Humana, Inc.µ	598,447
4,510	BRL	Hypera, SA	41,259

NUMBER OF SHARES			VALUE
6,030		Inmode, Ltd.µ#	$258,747
657		Mallinckrodt, PLC^#	1,064
14,050		Novo Nordisk, A/S (ADR)	2,263,455
555	SEK	Surgical Science Sweden, AB#	12,915
1,605		UnitedHealth Group, Inc.µ	812,724
29,000	HKD	Wuxi Biologics Cayman, Inc.*µ#	167,353

			8,521,531

		Industrials (9.9%)
5,700	EUR	Airbus, SEµ	839,610
1,000	JPY	BayCurrent Consulting, Inc.µ	32,295
8,800	CAD	Canadian Pacific Kansas City, Ltd.^	724,074
2,340	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	78,018
6,700	INR	Cummins India, Ltd.	160,338
520	EUR	DO & CO, AG	70,266
450	JPY	Ebara Corp.	21,266
800	JPY	Harmonic Drive Systems, Inc.^	22,033
6,110	INR	Hindustan Aeronautics, Ltd.	294,647
2,800	JPY	INFRONEER Holdings, Inc.	27,267
24,600	PHP	International Container Terminal Services, Inc.	97,219
507	EUR	Interpump Group S.p.A^	27,585
700	JPY	Japan Airport Terminal Company, Ltd.µ	32,620
1,100	JPY	Japan Elevator Service Holdings Company, Ltd.µ	13,604
131	GBP	Judges Scientific, PLC	15,904
20,400	JPY	Komatsu, Ltd.µ	571,494
7,590	INR	Larsen & Toubro, Ltd.	247,712
90,880	GBP	Melrose Industries, PLC	618,489
4,800	SEK	Munters Group, AB*	60,924
8,700	CNY	Ningbo Orient Wires & Cables Company, Ltd. - Class A	56,643
9,050		Quanta Services, Inc.µ	1,824,661
57,040	BRL	Randon, SA Implementos e Participacoes	150,056
314,000	GBP	Rolls-Royce Holdings, PLC#	744,537
39,510	BRL	Rumo, SA	194,177
44,100	CNY	Sany Heavy Industry Company, Ltd. - Class A	109,716
6,850	EUR	Schneider Electric, SEµ	1,221,848
14,700	CNY	Shanghai International Airport Company, Ltd. - Class A#	97,716
4,010	INR	Siemens, Ltd.	194,128
1,590	JPY	Sojitz Corp.µ	37,750
710	CAD	Stantec, Inc.^µ	48,082
1,400	JPY	THK Company, Ltd.µ	28,067
6,900	EUR	Vinci, SAµ	810,387
4,950		Waste Management, Inc.µ	810,761

			10,283,894

		Information Technology (22.8%)
2,000		Accenture, PLC - Class Aµ	632,700
13,710	TWD	Accton Technology Corp.	167,267
1,300	JPY	Advantest Corp.µ	179,803
3,875	TWD	Alchip Technologies, Ltd.	246,647
122	EUR	Alten, SAµ	17,572
1,600	JPY	Appier Group, Inc.#	19,038
11,495		Apple, Inc.µ	2,258,193
3,710		ASML Holding, NVµ	2,657,881
185	EUR	BE Semiconductor Industries, NVµ	22,089
1,600		Cadence Design Systems, Inc.µ#	374,416

See accompanying Notes to Schedule of Investments

10

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE
10,000	TWD	E Ink Holdings, Inc.	$71,718
185	EUR	Elmos Semiconductor SE	16,478
955	EUR	Exclusive Networks, SA#	20,382
4,150	SEK	Fortnox, AB	25,472
12,700	CNY	Foxconn Industrial Internet Company, Ltd. - Class A	39,775
2,885	TWD	Global Unichip Corp.	150,899
515	KRW	HPSP Company, Ltd.	15,050
395	JPY	Ibiden Company, Ltd.µ	24,008
4,100	CNY	Iflytek Company, Ltd. - Class A	36,096
3,000	JPY	Keyence Corp.µ	1,346,226
327	CAD	Kinaxis, Inc.µ#	44,401
73,000	HKD	Kingdee International Software Group Company, Ltd.µ#	128,047
8,900	KRW	Koh Young Technology, Inc.	96,569
24,220	INR	KPIT Technologies, Ltd.	320,068
5,000	TWD	MediaTek, Inc.	110,024
8,780		Microsoft Corp.µ	2,949,378
7,500		NVIDIA Corp.µ	3,504,675
13,200		Oracle Corp.µ	1,547,436
2,000	GBP	Sage Group, PLC	24,057
5,480	KRW	Samsung Electronics Company, Ltd.	300,044
300	JPY	SCREEN Holdings Company, Ltd.	32,415
2,700	JPY	SHIFT, Inc.µ#	638,705
3,010	KRW	SK Hynix, Inc.	291,503
203,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	3,665,692
6,890		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	683,143
18,925	BRL	TOTVS, SA	118,342
16,000	TWD	Unimicron Technology Corp.	94,461
15,520		Unity Software, Inc.µ#	711,437
24,000	CNY	Venustech Group, Inc. - Class A	98,363
1,900	CNY	Zhongji Innolight Company, Ltd. - Class A	34,083

			23,714,553

		Materials (1.2%)
5,479		Cemex, SAB de CV#	41,750
640	CAD	ERO Copper Corp.µ#	15,385
55,150	AED	Fertiglobe, PLC	53,739
15,350		Freeport-McMoRan, Inc.	685,377
5,575	ZAR	Sasol, Ltd.	77,839
955	EUR	SOL S.p.A	26,966
5,250		Vale, SA (ADR)	76,808
174,000	HKD	Zijin Mining Group Company Ltd.- Class Hµ	300,520

			1,278,384

		Real Estate (0.6%)
179,500	PHP	Ayala Land, Inc.	89,634
122,460	MXN	Corp. Inmobiliaria Vesta SAB de CV	443,986
22,080	INR	DLF, Ltd.	139,018
135	EUR	VGP, NV	14,413

			687,051

		Special Purpose Acquisition Company (0.0%)
518		Intelsat Emergence, SA&#	11,914

		TOTAL COMMON STOCKS (Cost $92,809,633)	85,496,724

NUMBER OF SHARES		VALUE

PREFERRED STOCKS (0.1%)

	Consumer Discretionary (0.0%)
305	Guitar Center, Inc.&	$38,888

	Energy (0.1%)
1,675	NuStar Energy, LP‡ 11.151%, 08/30/23 3 mo. USD LIBOR + 5.64%	40,669
760	NuStar Energy, LP‡ 12.274%, 08/30/23 3 mo. USD LIBOR + 6.77%	19,425
2,270	NuStar Logistics, LP‡ 12.304%, 01/15/43 3 mo. USD Term SOFR + 7.00%	59,633

		119,727

	TOTAL PREFERRED STOCKS (Cost $149,952)	158,615

EXCHANGE-TRADED FUNDS (1.2%)

	Other (1.2%)
45,865	Invesco Senior Loan ETF^	963,165
6,150	iShares MSCI Saudi Arabia ETF^	258,731

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,322,412)	1,221,896

CONVERTIBLE PREFERRED STOCKS (0.9%)

	Energy (0.0%)
1	Gulfport Energy Corp.& 10.000%, 07/31/23 15.000% PIK rate	7,375

	Utilities (0.9%)
	NextEra Energy, Inc.
10,000	6.219%, 09/01/23	495,000
8,700	6.926%, 09/01/25	397,851

		892,851

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $968,140)	900,226

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.6%) #

	Communication Services (0.0%)
28 436,772	Baidu, Inc. Call, 12/15/23, Strike $160.00	47,740

	Consumer Discretionary (0.1%)
585 661,050	Arcos Dorados Holdings, Inc. Call, 11/17/23, Strike $12.50	23,400
100 428,000	Li Auto, Inc. Call, 12/15/23, Strike $45.00	54,250

		77,650

See accompanying Notes to Schedule of Investments

11

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Energy (0.0%)
60 350,040	Schlumberger, NV Call, 11/17/23, Strike $60.00	$22,200

	Information Technology (0.0%)
9 420,561	NVIDIA Corp. Call, 11/17/23, Strike $500.00	38,745

	Materials (0.1%)
870 662,940	Cemex, Sab De CV Call, 01/19/24, Strike $8.00	52,200

	Other (0.4%)
345 847,665	ICICI Bank, Ltd. Call, 01/19/24, Strike $24.00	64,688
135 579,285	Inmode, Ltd. Call, 01/19/24, Strike $47.50	41,175
595 22,828,960	Invesco QQQ Trust Series 1 Put, 11/17/23, Strike $330.00	171,062
700 5,212,200	iShares MSCI EAFE ETF Put, 12/15/23, Strike $60.00	12,950
285 1,925,745	iShares MSCI South Korea ETF Call, 01/19/24, Strike $71.00	71,250
220 10,071,380	SPDR S&P 500 ETF Trust Put, 12/15/23, Strike $360.00	35,530

		396,655

	TOTAL PURCHASED OPTIONS (Cost $1,954,977)	635,190

TOTAL INVESTMENTS (137.9%) (Cost $155,332,202)		143,596,684

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-16.3%)		(17,000,000)

LIABILITIES, LESS OTHER ASSETS (-21.6%)		(22,470,972)

NET ASSETS (100.0%)		$104,125,712

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

@	In default status and considered non-income producing.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2023.
^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $52,513,441.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $673,515.

FOREIGN CURRENCY ABBREVIATIONS

AED	UAE Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

12

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2023 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2023

	Value	% of Total Investments

US Dollar	$93,215,815	64.9%
European Monetary Unit	11,351,365	7.9%
Hong Kong Dollar	8,805,966	6.1%
Japanese Yen	5,832,280	4.1%
British Pound Sterling	4,710,110	3.3%
New Taiwan Dollar	4,506,708	3.1%
Indian Rupee	4,310,383	3.0%
Canadian Dollar	2,817,466	2.0%
South Korean Won	1,222,272	0.9%
Chinese Yuan Renminbi	1,075,466	0.7%
Brazilian Real	1,063,639	0.7%
Mexican Peso	958,370	0.7%
Indonesian Rupiah	936,396	0.7%
Australian Dollar	740,361	0.5%
Swiss Franc	722,863	0.5%
Philippine Peso	407,831	0.3%
Thai Baht	333,084	0.2%
UAE Dirham	216,530	0.1%
Polish Zloty	192,629	0.1%
Swedish Krona	99,311	0.1%
South African Rand	77,839	0.1%

Total Investments	$143,596,684	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

13

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Total Return (the “Fund”, or “Trust”) was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in a portfolio of common and preferred stocks, convertible securities and income producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. Under normal circumstances, the Fund will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 100% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers, in developed and emerging markets. Under normal circumstances, the Fund will invest at least 40% of its managed assets in securities of foreign issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust, have designated Calamos Advisors LLC (“Calamos Advisors”, or the “Advisor”) to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Calamos Advisors has adopted procedures to guide the determination of the NAV on any day on which the Fund’s NAVs are determined. The valuation of the Fund’s investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board of Trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board of Trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2023 was as follows*:

Cost basis of investments	$155,332,202

Gross unrealized appreciation	4,081,336
Gross unrealized depreciation	(15,816,854)

Net unrealized appreciation (depreciation)	$(11,735,518)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

The Fund has MRPS issued with an aggregate liquidation preference of $17,000,000, divided into four series with different mandatory redemption dates and dividend rates.

The table below summarizes the key terms of each series of the MRPS at July 31, 2023.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series B	9/06/24	4.00%	160	$25	$4,000,000
Series C	9/06/27	4.24%	160	$25	$4,000,000
Series D	8/24/26	2.45%	200	$25	$5,000,000
Series E	5/24/27	2.68%	160	$25	$4,000,000

				Total	$17,000,000

On September 6, 2022, $4,000,000 of Series A MRPS were redeemed at $25.01 per share.

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

During the period ended July 31, 2023, all MRPS were rated `AA-’ by Kroll Bond Rating Agency LLC (“KBRA”). If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by KBRA. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by KBRA, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

With regard to the Series B and C MRPS, so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one “valuation date” in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as KBRA, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRPS’ then-current rating(s) issued by Fitch or such other NSRSO, such as KBRA, by application of the applicable rating agency guidelines.

With regard to Series D and E MRPS, for so long as any MRPS are Outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.